BUSINESS ACQUISITION - Fair value of contingent consideration (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) item
Business Acquisition [Line Items]
Fair value change in contingent consideration	$ (65,594)	$ 30,460
Acquisition in 2018
Business Acquisition [Line Items]
Number of acquisition completed | item		3
Fair value change in contingent consideration		$ 49,503